[GRAPHIC APPEARS]


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1999

                                   LEGG MASON
                            LIGHT STREET TRUST, INC.


                              MARKET NEUTRAL TRUST




                                 PRIMARY SHARES
                               [logo appears here]
                                HOW TO INVEST(SM)




Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Adviser
      Batterymarch Financial Management, Inc.
      Boston, MA

Board of Directors
      John F. Curley, Jr., Chairman
      Edward A. Taber, III, President
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP Washington, D.C.

Independent Auditors
      PricewaterhouseCoopers LLP
      Baltimore, MD








      This report is not to be distributed unless preceded or accompanied by a prospectus.
                      LEGG MASON WOOD WALKER, INCORPORATED
                    ----------------------------------------

                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000

LMF-233
6/99

TO OUR SHAREHOLDERS,

   Welcome to the Legg Mason Light Street Trust, Inc. The Trust's first fund, Market Neutral Trust ("Fund"), was launched on February 16, 1999, and has grown to almost $19 million in net assets. At April 30, 1999, the net asset value of the Fund was $9.55, a 4.5% drop in value.

   Batterymarch Financial Management, Inc., the portfolio manager for the Fund, is responsible for the day-to-day management of the Fund. The Fund seeks long-term capital appreciation while minimizing exposure to general U.S. equity market volatility. We are very excited about the addition of this new fund to the Legg Mason Family of Funds, and we welcome those of you who are shareholders of the Fund.

   On the following pages, the portfolio manager for the Fund reviews the portfolio's structure and investment philosophy, and comments on the outlook for the market neutral investment approach. As always, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

   During 1998 and into 1999, the focus on the Year 2000 issue has increased significantly. As you may know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. The Fund's Year 2000 project is well underway, and is designed to ensure that the year 2000 date change will have no adverse impact on our ability to service our shareholders. The Fund is committed to taking those steps necessary to protect our investors, including efforts to determine that the Year 2000 problem will not affect such vital service functions as shareholder transaction processing and recordkeeping. In addition, we are continuously monitoring the Year 2000 efforts of our vendors, and will perform tests with our critical vendors throughout 1999. Although the Fund is taking steps to ensure that all of its systems will function properly before, during, and after the Year 2000, the Fund could be adversely affected by computer-related problems associated with the Year 2000. Contingency plans are in place to ensure that functions critical to the Fund's operations will continue without interruption. We are on target to complete this important project and look forward to continuing extensive testing (including industry-wide testing) with our industry peers, regulators and vendors throughout 1999.

   Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason brokerage accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

   Once again, welcome to the Legg Mason Light Street Trust, Inc.

                                   Sincerely,

                                   /s/Edward A. Taber, III
                                   ------------------------
                                    Edward A. Taber, III
                                    President

June 11, 1999

PORTFOLIO MANAGER'S COMMENTS
Legg Mason Light Street Trust, Inc.



Market Neutral Trust
   We believe that the key to added value in the U.S. equity market is a disciplined investment process that incorporates rigorous stock selection and effective risk control. The market neutral process is specifically designed to consistently add value over the longer term regardless of market direction, buying "long" the stocks ranked most highly by our stock selection model and "shorting" those ranked least favorably. The longs and shorts are expected to be held in equal dollar balance. This balance aims to neutralize market risk.

   The goal of a market neutral manager is to pick the right stocks on both the long and the short sides of the portfolio -- to make money on both the winners and the losers. Portfolio returns result from the performance of the long plus the short positions. The portfolio also earns interest from the invested proceeds of the short sales. The key to market neutral investing is a manager's ability to pick stocks.

Investment Process
   Our bottom-up quantitative approach models the thought process and disciplines of a "smart" fundamental investor. We screen a broad universe of stocks for liquidity. The resulting universe is analyzed in detail using Batterymarch Financial Management, Inc.'s proprietary, multi-factor stock selection model. Designed to encompass the best of both quantitative and fundamental approaches, the model incorporates the broad dimensions typically used by fundamental analysts: cash flow, earnings growth, expectations, value, technicals and corporate signals. Run daily, the model ranks each stock in the universe on a sector-neutral basis and is designed so that no single dimension or set of factors dominates, a distinguishing feature of our investment style.

   In addition to rigorous stock selection, we seek to add value through a disciplined investment process that incorporates risk control. We manage the neutrality of the Fund through risk control procedures that include the monitoring of forecast tracking error and the targeting of zero net sector exposures. The portfolio is benchmarked against 90-day U.S. Treasury Bill returns.

   The Fund seeks to be both industry sector and market-capitalization neutral, with the "longs" and "shorts" within each sector in near-equal proportions. The portfolio is fully invested at all times -- with a beta of almost zero to the U.S. equity market.

   A market neutral portfolio is a high turnover portfolio by design, requiring real-time position monitoring and careful and timely trade execution. Trades for the Fund are executed through our performance-based basket-trading strategy, which helps us to time trades to best advantage and to minimize trading costs.

Market Overview
   During the period following the start-up of the Fund, the market has been driven by emotion rather than by fundamental factors, a difficult investment environment for most market neutral managers. Large capitalization growth stocks and Internet stocks surged, although stocks in general lagged. The Fund's return was -4.5% on an NAV basis, compared with a return of 0.9% for the benchmark (90-day U.S. Treasury Bills*) from inception on February 16, 1999, through April 30, 1999.

    We can't predict the direction of the equity market, nor can we predict which market conditions will prevail. While we constantly monitor each factor within our model and search for new factors, we do not react to short-term anomalies. If the anomaly persists, however, we will reevaluate the model and "tune" it to changing economic conditions.

   While we are disappointed with performance, we are confident that our stock selection model is robust over the longer term. In addition, we continue to believe that the Fund can provide important diversification for long-term investors.

                                         Batterymarch Financial Management, Inc.
June 11, 1999





-----------------
*Although the Fund uses the T-bill as a benchmark, an investment in the Fund differs because T-bills, unlike the Fund, are backed by the full faith and credit of the United States Government, have a fixed rate of return and a short duration, and have no risk of losing capital and little or no potential for appreciation.


STATEMENT OF NET ASSETS
Legg Mason Light Street Trust, Inc.
April 30, 1999 (Unaudited)
(Amounts in Thousands)

Market Neutral Trust


                                                                                   Shares                   Value
----------------------------------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 95.1%
Capital Goods -- 9.3%
Arvin Industries, Inc.                                                                 4                     $ 139
C&D Technologies, Inc.                                                                 4                       101
Dura Automotive Systems, Inc.                                                          2                        69(A)
GenCorp Inc.                                                                           9                       217
Kellstrom Industries, Inc.                                                             4                        81(A)
Magna International Inc.                                                               2                       137
Tecumseh Products Company                                                              3                       202
The B. F. Goodrich Company                                                             4                       155
TJ International, Inc.                                                                 4                       108
Trinity Industries, Inc.                                                               2                        80
United Technologies Corporation                                                        1                       188
Varlen Corporation                                                                     5                       140
YORK International Corporation                                                         4                       149
                                                                                                          ------------
                                                                                                             1,766
                                                                                                          ------------
Commercial Services -- 3.2%
Consolidated Graphics, Inc.                                                            1                        55(A)
Handleman Company                                                                      9                       120(A)
infoUSA Inc.                                                                          12                        83(A)
On Assignment, Inc.                                                                    4                       112(A)
SunGard Data Systems Inc.                                                              3                        93(A)
Valassis Communications, Inc.                                                          3                       151(A)
                                                                                                          ------------
                                                                                                               614
                                                                                                          ------------
Consumer Durables -- 3.6%
Briggs & Stratton Corporation                                                          1                        86
Department 56, Inc.                                                                    4                       111(A)
General Motors Corporation                                                             2                       169
National R.V. Holdings, Inc.                                                           2                        62(A)
NVR, Inc.                                                                              3                       144(A)
The Ryland Group, Inc.                                                                 3                        76
Winsloew Furniture, Inc.                                                               1                        31(A)
                                                                                                          ------------
                                                                                                               679
                                                                                                          ------------
Consumer Non-Durables -- 6.5%
Adolph Coors Company                                                                   2                       107
Anheuser-Busch Companies, Inc.                                                         2                       161
Brown-Forman Corporation                                                               3                       192
Church & Dwight Co., Inc.                                                              5                       197
Hormel Foods Corporation                                                               3                       118
Nike, Inc.                                                                             2                       124
Pilgrim's Pride Corporation                                                            6                       115

4


      Consumer Non-Durables -- Continued
      Tommy Hilfiger Corporation                                                    N.M.                       $ 21(A)
      Tyson Foods, Inc.                                                               2                          46
      Universal Foods Corporation                                                     7                         141
                                                                                                          ------------
                                                                                                              1,222
                                                                                                          ------------
      Consumer Services -- 5.1%
      Bob Evans Farms, Inc.                                                           8                         139
      Brinker International, Inc.                                                     4                         113(A)
      Central Newspapers, Inc.                                                        3                         102
      Education Management Corporation                                                3                          56(A)
      Houghton Mifflin Company                                                        4                         165
      Pulitzer Inc.                                                                   3                         152
      Scholastic Corporation                                                          1                          42(A)
      The McClatchy Company                                                           5                         190
                                                                                                          ------------
                                                                                                                959
                                                                                                          ------------
      Energy -- 5.5%
      Amerada Hess Corporation                                                        4                         200
      Ashland Inc.                                                                    4                         173
      Atlantic Richfield Company (ARCO)                                               2                         193
      Imperial Oil Ltd.                                                               9                         178
      Sunoco, Inc.                                                                    3                         114
      Tosco Corporation                                                               7                         177
                                                                                                          ------------
                                                                                                              1,035
                                                                                                          ------------
      Finance -- 20.5%
      Alexandria Real Estate Equities, Inc.                                           5                         149
      CBL & Associates Properties, Inc.                                               8                         187
      Charter One Financial, Inc.                                                     6                         197
      Comerica Incorporated                                                           3                         169
      Developers Diversified Realty Corporation                                       5                          71
      Dollar Thrifty Automotive Group, Inc.                                           5                          86(A)
      Entertainment Properties Trust                                                 10                         184
      Federal Realty Investment Trust                                                 5                         119
      Flagstar Bancorp, Inc.                                                          3                          66
      Fleet Financial Group, Inc.                                                     4                         190
      Franchise Mortgage Acceptance Company                                           1                           8(A)
      Freddie Mac                                                                     3                         169
      General Growth Properties, Inc.                                                 5                         177
      Hospitality Properties Trust                                                    4                         124
      Hudson United Bancorp                                                           4                         156(A)
      J.P. Morgan & Co. Incorporated                                                  1                          94(A)
      JP Realty, Inc.                                                                 4                          70
      LNR Property Corporation                                                        5                          96


                                                                               5


STATEMENT OF NET ASSETS-CONTINUED
Legg Mason Light Street Trust, Inc.

Market Neutral Trust-Continued


                                                                                   Shares                   Value
----------------------------------------------------------------------------------------------------------------------
      Finance -- Continued
      MeriStar Hospitality Corporation                                                7                       $ 163
      Morgan Stanley Dean Witter & Co.                                                1                         129
      New Plan Excel Realty Trust                                                     4                          74
      Oriental Financial Group Inc.                                                   4                         107
      Peoples Bancorp, Inc.                                                           4                          39
      Providian Financial Corporation                                                 1                         181
      Shurgard Storage Centers, Inc.                                                  7                         189
      Tanger Factory Outlet Centers, Inc.                                             7                         188
      United Dominion Realty Trust, Inc.                                             11                         123
      Urban Shopping Centers, Inc.                                                    6                         195
      Washington Mutual, Inc.                                                         5                         185
                                                                                                              -----
                                                                                                              3,885
                                                                                                              -----
      Health Care -- 2.9%
      C. R. Bard, Inc.                                                                3                         123
      K-V Pharmaceutical Company                                                      6                          90(A)
      Medicis Pharmaceutical Corporation                                              2                          51(A)
      Mylan Laboratories Inc.                                                         8                         175
      OEC Medical Systems, Inc.                                                       5                         107(A)
                                                                                                              -----
                                                                                                                546
                                                                                                              -----
      Industrial Services -- 1.2%
      Seitel, Inc.                                                                   13                         217(A)
                                                                                                              -----

      Insurance -- 6.7%
      Arthur J. Gallagher & Co.                                                       4                         181
      Chartwell Re Corporation                                                        9                         170
      Conseco, Inc.                                                                   6                         199
      Enhance Financial Services Group Inc.                                           6                         118
      Everest Reinsurance Holdings, Inc.                                              6                         173
      Loews Corporation                                                               2                         176
      ReliStar Financial Corp.                                                        5                         169
      Travelers Property Casulty Corp.                                                3                          90
                                                                                                              -----
                                                                                                              1,276
                                                                                                              -----
      Metals and Minerals -- 2.5%
      Georgia-Pacific Group                                                           2                         176
      Lone Star Industries, Inc.                                                      5                         189
      Vulcan Materials Company                                                        2                         110
                                                                                                              -----
                                                                                                                475
                                                                                                              -----
      Process Industries -- 7.3%
      Albany International Corp.                                                      9                         218(A)
      MacDermid, Incorporated                                                         1                          38
      Pittway Corporation                                                             7                         177

6

                                                                                   Shares                   Value
----------------------------------------------------------------------------------------------------------------------
      Process Industries -- Continued
      RPM, Inc.                                                                       8                       $ 113
      Solutia Inc.                                                                   10                         246
      Springs Industries, Inc.                                                        6                         224
      The Geon Company                                                                5                         147
      W.R. Grace & Co.                                                               14                         217(A)
                                                                                                              -----
                                                                                                              1,380
                                                                                                              -----
      Retail -- 4.1%
      Kmart Corporation                                                               5                          76(A)
      Longs Drug Stores Corporation                                                   3                          89
      Ross Stores, Inc.                                                               2                          83
      The Gap, Inc.                                                                   2                         140
      The Talbots, Inc.                                                               4                         110
      The TJX Companies                                                               3                         107
      Weis Markets, Inc.                                                              1                          46
      Zale Corporation                                                                4                         132(A)
                                                                                                              -----
                                                                                                                783
                                                                                                              -----
      Technology -- 4.2%
      Adaptec, Inc.                                                                   6                         154(A)
      Aeroflex Incorporated                                                           5                          70(A)
      Atmel Corporation                                                               3                          60(A)
      Bel Fuse Inc.                                                                   1                          53(A)
      Cypress Semiconductor Corporation                                              10                          97(A)
      Lexmark International Group, Inc.                                               1                         111(A)
      Mentor Graphics Corporation                                                     4                          42(A)
      Seagate Technology, Inc.                                                        4                         123(A)
      Unisys Corporation                                                              3                          79(A)
                                                                                                              -----
                                                                                                                789
                                                                                                              -----
      Technology Services -- 1.7%
      Microsoft Corporation                                                           2                         138(A)
      QRS Corporation                                                                 2                         121(A)
      Structural Dynamics Research Corporation                                        4                          68(A)
                                                                                                              -----
                                                                                                                327
                                                                                                              -----
      Transportation -- 2.5%
      America West Holdings Corporation                                               2                          48(A)
      Landstar System, Inc.                                                           1                          55(A)
      Roadway Express, Inc.                                                           6                         106
      UAL Corporation                                                                 1                          48(A)
      Werner Enterprises, Inc.                                                        7                         125
      Yellow Corporation                                                              5                          85(A)
                                                                                                              -----
                                                                                                                467
                                                                                                              -----

                                                                               7

STATEMENT OF NET ASSETS-CONTINUED
Legg Mason Light Street Trust, Inc.

Market Neutral Trust-Continued
                                                                                   Shares                   Value
----------------------------------------------------------------------------------------------------------------------
      Utilities -- 8.3%
      Commonwealth Energy System                                                      1                        $ 49
      Dominion Resources, Inc.                                                        5                         189
      DTE Energy Company                                                              3                         110
      Edison International                                                            8                         184
      FirstEnergy Corp.                                                               5                         160
      MDU Resources Group, Inc.                                                       5                         100
      Northern States Power Company                                                   5                         123
      PECO Energy Company                                                             4                         166
      PP&L Resources, Inc.                                                            7                         190
      TNP Enterprises, Inc.                                                           5                         153
      Wisconsin Energy Corporation                                                    5                         142
                                                                                                              -----
                                                                                                              1,566
                                                                                                              -----
      Total Common Stocks and Equity Interests
        (Identified Cost-- $16,847)                                                                          17,986
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 1.7%
      State Street Bank & Trust Company
      3.50%, dated 4/30/99, to be repurchased at $331 on 5/3/99
      (Collateral: $335 Freddie Mac mortgage-backed securities,
      5.29%, due 5/17/01, value $342)
      (Identified Cost--$331)                                                     $331                          331
----------------------------------------------------------------------------------------------------------------------
      Total Investments-- 96.8%  (Identified Cost-- $17,178)                                                 18,317
      Deposits With Brokers for Securities Sold Short-- 97.3%                                                18,418
      Receivable FromBrokers for Securities Sold Short-- 1.9%                                                   364

Securities Sold Short (Proceeds $16,634)-- (92.3%)                                                    (17,469)
      Other Assets Less Liabilities--  (3.7)%                                                                  (708)
                                                                                                              -----

      Net assets consisting of:

      Accumulated paid-in capital applicable to
        1,981 shares outstanding                                                $19,660
      Undistributed net investment income                                            40
      Accumulated net realized loss on investments                               (1,082)
      Unrealized appreciation of investments                                        304
                                                                                   ----

      Net assets-- 100.0%                                                                                   $18,922
                                                                                                            =======
      Net asset value per share                                                                              $ 9.55
                                                                                                            =======
----------------------------------------------------------------------------------------------------------------------
      (A)Non-income producing.
      N.M. -- Not meaningful.

      See notes to financial statements.

8

Schedule of Securities Sold Short
Legg Mason Light Street Trust, Inc.
April 30, 1999 (Unaudited)
(Amounts in Thousands)

Market Neutral Trust

                                                                                   Shares                   Value
----------------------------------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 92.3%

      Capital Goods -- 7.1%
      Astec Industries, Inc.                                                          3                       $ 132(A)
      Caterpillar Inc.                                                                1                          77
      Dover Corporation                                                               5                         177
      Flowserve Corporation                                                           8                         143
      IDEX Corporation                                                                1                          27
      Kaydon Corporation                                                              5                         159
      Minnesota Mining and Manufacturing Company (3M)                                 2                         151
      Orbital Sciences Corporation                                                    3                          63(A)
      Raychem Corporation                                                             3                          69
      The Boeing Company                                                              5                         187
      Watts Industries, Inc.                                                         11                         161
                                                                                                              -----
                                                                                                              1,346
                                                                                                              -----

      Commercial Services -- 3.7%
      Applied Industrial Technologies, Inc.                                          12                         174
      Daisytek International Corporation                                              5                          85(A)
      Franklin Covey Co.                                                              7                          69(A)
      Getty Images, Inc.                                                              2                          42(A)
      Hughes Supply, Inc.                                                             5                         105
      Iron Mountain Incorporated                                                      4                         122(A)
      Richfood Holdings, Inc.                                                         7                          91
                                                                                                              -----
                                                                                                                688
                                                                                                              -----
      Consumer Durables -- 3.9%
      Bandag, Incorporated                                                            6                         177
      Genuine Parts Company                                                           3                          78
      Midway Games, Inc.                                                              2                          20(A)
      Newell Rubbermaid, Inc.                                                         3                         128
      Oakwood Homes Corporation                                                       4                          57
      WD-40 Company                                                                   7                         177
      Whirlpool Corporation                                                           1                          93
                                                                                                              -----
                                                                                                                730
                                                                                                              -----
      Consumer Non-Durables -- 6.6%
      Chiquita Brands International, Inc.                                            11                         113
      Hershey Foods Corporation                                                       3                         179
      International Flavors & Fragrances Inc.                                         5                         198
      Lance, Inc.                                                                     2                          22
      Nautica Enterprises, Inc.                                                       9                         119(A)
      PepsiCo, Inc.                                                                   2                          77
      St. John Knits, Inc.                                                            1                          27
      The Coca-Cola Company                                                           3                         190


                                                                               9



Schedule of Securities Sold Short-Continued
Legg Mason Light Street Trust, Inc.



Market Neutral Trust -- Continued
                                                                                 Shares/Par                 Value
----------------------------------------------------------------------------------------------------------------------
      Consumer Non-Durables -- Continued
      The Gillette Company                                                            2                       $ 120
      Whitman Corporation                                                             5                          77
      Wolverine World Wide, Inc.                                                     10                         122
                                                                                                              -----
                                                                                                              1,244
                                                                                                              -----
      Consumer Services -- 5.6%
      A. H. Belo Corporation                                                          8                         162
      Carmike Cinemas, Inc.                                                           6                         132(A)
      CBRL Group, Inc.                                                                3                          67
      Chancellor Media Corporation                                                    3                         170(A)
      Gaylord Entertainment Company                                                   4                         109
      Hearst-Argyle Television, Inc.                                                  5                         122(A)
      Lone Star Steakhouse & Saloon, Inc.                                            11                         117(A)
      SFX Entertainment, Inc.                                                         1                          50(A)
      The Walt Disney Company                                                         4                         140
                                                                                                              -----
                                                                                                              1,069
                                                                                                              -----
      Energy -- 4.3%
      Enron Oil & Gas Company                                                         9                         177
      Evergreen Resources, Inc.                                                       2                          48(A)
      Exxon Corporation                                                               2                         191
      Nuevo Energy Company                                                            6                         100(A)
      Ocean Energy Inc.                                                              11                         101(A)
      Triton Energy Limited                                                          11                         125(A)
      Vintage Petroleum, Inc.                                                         7                          73
                                                                                                              -----
                                                                                                                815
                                                                                                              -----
      Finance -- 20.5%
      Affiliated Managers Group, Inc.                                                 3                          93(A)
      AMB Property Corporation                                                        7                         143
      Associated Banc-Corp                                                            5                         196
      Avalonbay Communitites, Inc.                                                    5                         182
      Cash America International, Inc.                                                5                          61
      Citizens Banking Corporation                                                    4                         134
      Comdisco, Inc.                                                                  5                         121
      F&M National Corporation                                                        5                         150
      F.N.B. Corporation                                                              6                         153
      First American Corporation                                                      3                         113
      First Midwest Bancorp, Inc.                                                     4                         148
      Franklin Resources, Inc.                                                        2                          84
      Fulton Financial Corporation                                                    2                          45
      Hibernia Corporation                                                           15                         200
      IndyMac Mortgage Holdings, Inc.                                                 5                          74


10


                                                                                   Shares                   Value
----------------------------------------------------------------------------------------------------------------------
      Finance -- Continued
      Keystone Financial, Inc.                                                        5                       $ 145
      Liberty Financial Companies, Inc.                                               6                         144
      Marshall & Ilsley Corporation                                                   2                         161
      Mercantile Bankshares Corporation                                               2                          89
      National Health Investors, Inc.                                                 3                          68
      Republic Banking Corporation of Florida                                         5                          91
      Ryder System, Inc.                                                              7                         177
      Starwood Hotels & Resorts Worldwide, Inc.                                       4                         150
      Storage USA, Inc.                                                               5                         164
      Susquehanna Bancshares, Inc.                                                    7                         129
      The Pioneer Group, Inc.                                                         9                         166(A)
      Thornburg Mortgage Asset Corporation                                           14                         124
      U.S. Bancorp                                                                    2                          63
      Western Bancorp                                                                 3                         122
      Whitney Holding Company                                                         5                         186
                                                                                                              -----
                                                                                                              3,876
                                                                                                              -----
      Health Care -- 3.1%
      American Home Products Corporation                                              2                          91
      Genentech, Inc.                                                                 2                         161(A)
      Guilford Pharmaceuticals Inc.                                                   7                          72(A)
      Human Genome Sciences, Inc.                                                     4                         137(A)
      Incyte Pharmaceuticals, Inc.                                                    1                          13(A)
      Novoste Corporation                                                             2                          51(A)
      Perrigo Company                                                                 5                          40
      Vertex Pharmaceuticals Incorporated                                             1                          15(A)
                                                                                                              -----
                                                                                                                580
                                                                                                              -----
      Industrial Services -- 0.9%
      Schlumberger Limited                                                            3                         166
                                                                                                              -----

      Insurance -- 6.7%
      AFLAC Incorporated                                                              4                         195
      Capital Re Corporation                                                          4                          82
      Cincinnati Financial Corporation                                                5                         186
      CNA Financial Corporation                                                       4                         180(A)
      Markel Corporation                                                              1                         168(A)
      MBIA, Inc.                                                                      1                          40
      Selective Insurance Group, Inc.                                                 5                         101
      The Progressive Corporation                                                     1                          72
      W. R. Berkley Corporation                                                       5                         129
      XL Capital Ltd.                                                                 2                         121
                                                                                                              -----
                                                                                                              1,274
                                                                                                              -----
                                                                              11

SCHEDULE OF SECURITIES SOLD SHORT-CONTINUED
Legg Mason Light Street Trust, Inc.


Market Neutral Trust-Continued
                                                                                   Shares                      Value
----------------------------------------------------------------------------------------------------------------------------------

      Metals and Minerals -- 1.8%
      Brush Wellman Inc.                                                              7                          98
      Carpenter Technology Corporation                                                6                         188
      Reynolds Metals Company                                                         1                          56
                                                                                                              -----
                                                                                                                342
                                                                                                              -----
      Process Industries -- 4.6%
      Archer-Daniels-Midland Company                                                  5                          81
      ChiRex, Inc.                                                                    2                          55(A)
      Eastman Chemical Company                                                        2                         134
      Lyondell Chemical Company                                                       1                          23
      Olin Corporation                                                               12                         168
      Sealed Air Corporation                                                          3                         207(A)
      Unifi, Inc.                                                                     7                          99(A)
      Witco Corporation                                                               6                         107
                                                                                                              -----
                                                                                                                874
                                                                                                              -----

      Retail -- 3.9%
      Fred Meyer, Inc.                                                                1                          27(A)
      General Nutrition Companies, Inc.                                               5                          84(A)
      J. C. Penney Company, Inc.                                                      4                         192
      Just For Feet                                                                   3                          43
      Land's End, Inc.                                                                1                          42(A)
      Rite Aid Corporation                                                            6                         135
      The Dress Barn, Inc.                                                            5                          76(A)
      The Maxim Group, Inc.                                                          18                         141
                                                                                                              -----
                                                                                                                740
                                                                                                              -----
      Technology -- 5.2%
      Advanced Micro Devices, Inc.                                                    3                          51(A)
      Compaq Computer Corporation                                                     5                         118
      Esterline Technologies Corporation                                              6                          85(A)
      Harris Corporation                                                              6                         214
      Loral Space & Communications Ltd.                                              10                         189(A)
      Motorola, Inc.                                                                  2                         176
      National Semiconductor Corporation                                              5                          64(A)
      Northern Telecom Limited (Nortel)                                               1                          82
                                                                                                              -----
                                                                                                                979
                                                                                                              -----
      Technology Services -- 3.6%
      Analysts International Corporation                                              8                         104
      Arrow Electronics, Inc.                                                         5                          96(A)
      Aspen Technology, Inc.                                                          4                          33(A)
      Avnet, Inc.                                                                     5                         204
      J.D. Edwards & Company                                                          5                          71(A)

12

                                                                                   Shares                      Value
----------------------------------------------------------------------------------------------------------------------------------
      Technology Services - Continued
      PeopleSoft, Inc.                                                                4                      $   48(A)
      Tech Data Corporation                                                           1                          30(A)
      Wang Laboratories, Inc.                                                         4                         103(A)
                                                                                                              -----
                                                                                                                689
                                                                                                              -----
      Transportation -- 2.4%
      AMR Corporation                                                                 1                          84(A)
      Fritz Companies, Inc.                                                           8                          80(A)
      Kansas City Southern Industries, Inc.                                           1                          66
      Norfolk Southern Corporation                                                    2                          52
      Northwest Airlines Corporation                                                  5                         177(A)
                                                                                                              -----
                                                                                                                459
                                                                                                              -----
      Utilities -- 8.4%
      Atmos Energy Corporation                                                        7                         177
      Energen Corporation                                                            11                         195
      Equitable Resources, Inc.                                                       6                         169
      K N Energy, Inc.                                                                3                          58
      LG&E Energy Corp.                                                               8                         170
      MCN Energy Group Inc.                                                           6                         116
      PacifiCorp                                                                      3                          50
      Pennsylvania Enterprises, Inc.                                                  5                         115
      Questar Corporation                                                             6                         102
      SCANA Corporation                                                               7                         172(A)
      Southern Union Company                                                          9                         189
      The Williams Companies, Inc                                                     2                          85
                                                                                                              -----
                                                                                                              1,598
                                                                                                              -----

      Total Common Stocks and Equity Interests
      (Identified Cost-- $16,634)                                                                            17,469
----------------------------------------------------------------------------------------------------------------------------------

                                                                              13



Statement of Operations
Legg Mason Light Street Trust, Inc.
For the Period Ended April 30, 1999*  (Unaudited)
(Amounts in Thousands)

Market Neutral Trust
----------------------------------------------------------------------------------------------------------------------
Investment Income:
      Dividends                                                                                                $ 56
      Interest                                                                                                  115
                                                                                                            -------
          Total Income                                                                                          171
Expenses:
      Investment advisory fee                                                                  $ 51
      Distribution and service fees                                                              27
      Dividend expense for securities sold short                                                 50
      Audit and legal fees                                                                        6
      Custodian fee                                                                              17
      Transfer agent and shareholder servicing expense                                            1
      Other expenses                                                                              1
                                                                                            -------
                                                                                                153
      Less fees waived                                                                          (22)
                                                                                            -------

        Total expenses, net of waivers                                                                          131
                                                                                                            -------
      NET INVESTMENT INCOME                                                                                      40


Net Realized and Unrealized Gain (Loss) on:
      Realized gain (loss) on:
        Investments                                                                             510
        Securities sold short                                                                (1,592)
                                                                                            -------
                                                                                             (1,082)
                                                                                            -------

      Change in unrealized appreciation (depreciation) of:
        Investments                                                                           1,139
        Securities sold short                                                                  (835)
                                                                                            -------
                                                                                                304
                                                                                            -------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         AND SECURITIES SOLD SHORT                                                                             (778)
----------------------------------------------------------------------------------------------------------------------
      CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                          $(738)
----------------------------------------------------------------------------------------------------------------------
      *Commencement of operations--February 16, 1999.

      See notes to financial statements.


Statement of Changes in Net Assets
Legg Mason Light Street Trust, Inc.
(Amounts in Thousands)

Market Neutral Trust

                                                                                                For the Period Ended
                                                                                                   April 30, 1999(A)
----------------------------------------------------------------------------------------------------------------------
                                                                                                     (Unaudited)
Change in Net Assets:
      Net investment income                                                                              $ 40

      Net realized loss on investments and securities sold short                                       (1,082)

      Change in unrealized appreciation (depreciation) of investments and securities sold short           304
                                                                                                  -----------
      Change in net assets resulting from operations                                                     (738)

      Change in net assets from Fund share transactions                                                19,650
                                                                                                  -----------
      Change in net assets                                                                             18,912
Net Assets:
      Beginning of period                                                                                  10
                                                                                                  -----------
      End of period                                                                                   $18,922
                                                                                                  -----------


      Undistributed net investment income, end of period                                                 $ 40
      ----------------------------------------------------------------------------------------------------------------
      (A)Commencement of operations--February 16, 1999.

      See notes to financial statements.

                                ------------------------------------------
FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.



                                      Investment Operations                            Distributions
                         ------------------------------------------------       --------------------------------
                                                                                          From
                          Net Asset      Net      Net Realized      Total       From      Net                        Net Asset
                           Value,     Investment  and Unrealized    From         Net     Realized                     Value,
                         Beginning    Income     Gain (Loss) on   Investment  Investment Gain on          Total       End of
                          of Period    (Loss)     Investments      Operations   Income   Investments   Distributions Period
-------------------------------------------------------------------------------------------------------------------------------
Period Ended April 30,
1999(A)*               $10.00        $0.02(B)     $(0.47)         $(0.45)        $--       $--            $--        $9.55
-------------------------------------------------------------------------------------------------------------------------------



                                      Ratios/Supplemental Data
                     ------------------------------------------------------------
                                               Net
                                           Investment                   Net Assets,
                              Expenses     Income (Loss)    Portfolio     End of
                      Total   to Average    to Average       Turnover     Period
                     Return   Net Assets     Net Assets        Rate     (in thousands)
---------------------------------------------------------------------------------------
Period Ended April 30
---------------------------------------------------------------------------------------
1999(A)*        (4.50)%(B,C)   3.0%(B,D)    1.48%(B,D)      563.9%(D)      $18,922
---------------------------------------------------------------------------------------



      (A)For the period February 16, 1999 (commencement of operations) to April 30, 1999 .
      (B)Net of fees waived pursuant to a voluntary expense limitation of 3.00% of average daily net assets through July 31, 1999. If no fees had been waived by Legg Mason Fund Adviser, Inc., the annualized ratio of expenses to average net assets for the period would have been 3.81%.
      (C)Not annualized.
      (D)Annualized.
       * Unaudited.

       See notes to financial statements.

Notes to Financial Statements
Legg Mason Light Street Trust, Inc.
(Amounts in Thousands)  (Unaudited)

--------------------------------------------------------------------------------
1. Significant Accounting Policies:
           The Legg Mason Light Street Trust, Inc. ("Corporation"), consisting of the Market Neutral Trust (a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.
           The Fund consists of two classes of shares: Primary Class, offered since February 16, 1999; and Navigator Class, offered to certain institutional investors. The Navigator Class has not yet commenced operations.

      Security Valuation
           Securities owned and securities sold short by the Fund for which market quotations are readily available are valued at current market value. In the absence of readily available market quotations, securities are valued at fair value as determined by the Fund's Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Securities with remaining maturities of 60 days or less are valued at amortized cost.

      Investment Income and Distributions to Shareholders
           Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid quarterly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

      Security Transactions
           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At April 30, 1999, receivables for securities sold and payables for securities purchased were as follows:

      Receivable for                Payable for
      Securities Sold          Securities Purchased
      --------------------------------------------------------
         $2,669                       $3,487


      Short Sales
           The Fund is authorized to engage in short-selling, which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund

--------------------------------------------------------------------------------


      replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis. At April 30, 1999, the value of securities sold short amounted to $17,469, against which collateral of $36,735 was held. The collateral includes the Morgan Stanley deposit account, State Street Bank & Trust repurchase agreement and the securities held long, as shown in the Statement of Net Assets. Dividends declared on securities sold short are recorded on the ex-dividend date.

      Deferred Offering and Organizational Costs
           Deferred offering costs of $33 will be expensed over a 12-month period commencing on the date the Fund's operations began. Organization costs of the Fund have been expensed as incurred. At April 30, 1999, organization costs of the Fund of $90 have been borne by LMFA.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Fund intends to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:
           For the period ended April 30, 1999, investment transactions (excluding short-term investments) were as follows:


      Purchases               Proceeds From Sales
--------------------------------------------------------------------------------
      $30,633                       $14,296


      At April 30, 1999, cost/proceeds, aggregate gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for the Fund were as follows:


                                                                                Net
                          Cost/                                            Appreciation/
                        Proceeds       Appreciation     (Depreciation)    (Depreciation)
-----------------------------------------------------------------------------------------
      Investments       $17,178          $1,431            $ (292)            $1,139
      Short Sales       (16,634)            325            (1,160)              (835)


--------------------------------------------------------------------------------


3. Repurchase Agreements:
           All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Fund's investment adviser, acting under the supervision of its Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

4. Transactions With Affiliates:
           The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to its agreement, LMFA provides the Fund with investment management and administrative services for which the Fund pays a fee of 1.90%, computed daily and payable monthly at an annual rate of its average daily net assets. Under the terms of the investment management agreement, LMFA is required to bear any expenses through July 31, 1999, including organization costs, which would cause the Fund's ratio of expenses to average net assets to exceed a certain set percentage as described below (the "percentage"). Thereafter, through July 31, 2002, the Fund is required to reimburse LMFA for the expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund's ratio of expenses to average net assets to exceed the percentage. Through the period ended April 30, 1999, LMFA had waived or reimbursed $110, which is subject to recapture.
           LMFA has agreed to waive its fees in any month (exclusive of taxes, interest, brokerage and extraordinary expenses) as shown in the following chart:

                                            Period Ended
                                           April 30, 1999*     At April 30, 1999
                                         ------------------   ------------------
        Expense       Expense Limitation     Management            Management
      Limitation        Expiration Date      Fees Waived           Fee Payable
      --------------------------------------------------------------------------
         3.00%           July 31, 1999           $22                   $15

      *Commencement of operations--February 16, 1999.

           Batterymarch Financial Management, Inc. ("Advisor") serves as investment advisor to the Fund. The Advisor is responsible for the actual investment activity of the Fund. LMFA pays the Advisor a fee, computed daily and payable monthly at an annual rate of 78.9% of the fee received by LMFA, or 1.5% of the Fund's average daily net assets, not to exceed the fee received by LMFA.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor for the Fund. Legg Mason receives an annual distribution fee and an annual service fee based on the Fund's PrimaryClass's average daily net assets, computed daily and payable monthly as follows:

                                          At April 30, 1999
                                    -----------------------------
     Distribution        Service      Distribution and Service
          Fee              Fee              Fees Payable
      -----------------------------------------------------------
        0.75%            0.25%                  $15

--------------------------------------------------------------------------------

           No brokerage commissions were paid to Legg Mason or its affiliates during the period ended April 30, 1999.
           Legg Mason also has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, Legg Mason was paid a nominal amount (less than $1) by the transfer agent for the period ended April 30, 1999.
           LMFA, Legg Mason and Batterymarch are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

           The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the period ended April 30, 1999, the Fund had no borrowings under the line of credit.

6. Fund Share Transactions:

           At April 30, 1999, there were 450,000 shares authorized at $.001 par value for the Fund. Share transactions were as follows:


                                                             Reinvestment
                                           Sold            of Distributions       Repurchased           Net Change
                                    ------------------  -------------------  ------------------   --------------------
                                     Shares    Amount      Shares   Amount     Shares    Amount      Shares    Amount
      ----------------------------------------------------------------------------------------------------------------
      Period Ended April 30, 1999     2,122    $21,037       --       $--       (142)   $(1,387)      1,980    $19,650